LAND USE RIGHTS, NET - Amortization Expense (Details) $ in Thousands, ¥ in Millions			12 Months Ended
	Jul. 08, 2019 CNY (¥) m²	Mar. 19, 2019 CNY (¥) m² item	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Cost of land use rights					$ 6,780
Amortization of intangible assets			$ 13,905	$ 24,030	$ 15,677
LAND USE RIGHTS
Finite-Lived Intangible Assets [Line Items]
Number of land use rights acquired | item		2
Useful life			50 years
Amortization of intangible assets			$ 4,600	$ 4,345
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
2022			4,649
2023			4,649
2024			4,649
2025			4,649
2026			4,649
Thereafter			$ 194,463
LAND USE RIGHTS | Zhenjiang, Jiangsu
Finite-Lived Intangible Assets [Line Items]
Cost of land use rights | ¥		¥ 92
Number of square meters of land use rights acquired | m²		83,025
LAND USE RIGHTS | Beijing
Finite-Lived Intangible Assets [Line Items]
Cost of land use rights | ¥	¥ 1,360
Number of square meters of land use rights acquired | m²	28,600